Note 12 - Short-term Credit Facility (Details Textual) - CAD ($)	Nov. 30, 2020	Nov. 26, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Current borrowings	$ 350,000
Credit facility [member]
Statement Line Items [Line Items]
Current borrowings		$ 350,000
Borrowings, interest rate		2.59%
Borrowings collateral amount		$ 350,000